BILLS PAYABLE	12 Months Ended
Dec. 31, 2014
BILLS PAYABLE [Text Block]

14. BILLS PAYABLE

The Company has $30.74 million and $33.16 million of total available borrowing facilities for bills payable with various banks, of which $6.51 million and $6.61 million were unutilized as of December 31, 2014 and 2013, respectively. The funds borrowed under these facilities are generally repayable within 1 year. Bills payable are non-interest bearing and generally repaid within 1 year.